Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Current assets:
Cash and cash equivalents	$ 81,912,409	$ 4,161,603	$ 97,851,754
Accounts receivable, net	167,139,778	8,491,624	168,123,028
Inventories	82,022,568	4,167,199	63,858,930
Current portion of notes receivable	38,153,851	1,938,426	2,522,206
Held-for-sale non-financial assets	1,253,638	63,692
Equity instruments	245,440	12,470	1,056,918
Derivative financial instruments	22,382,277	1,137,143	30,113,454
Total current assets	393,109,961	19,972,157	363,526,290
Non-current assets:
Investments in joint ventures and associates	16,841,545	855,643	16,707,364
Wells, pipelines, properties, plant and equipment, net	1,402,486,084	71,254,037	1,436,509,326
Long-term notes receivable, net of current portion	119,828,598	6,087,954	148,492,909
Deferred income taxes and duties	122,784,730	6,238,142	146,192,485
Intangible assets, net	13,720,540	697,079	14,678,640
Other assets	6,425,810	326,467	5,895,100
Total non-current assets	1,682,087,307	85,459,322	1,768,475,824
Total assets	2,075,197,268	105,431,479	2,132,002,114
Current liabilities:
Short-term debt and current portion of long-term debt	191,795,709	9,744,281	157,209,467
Suppliers	149,842,712	7,612,837	139,955,378
Taxes and duties payable	65,324,959	3,318,869	51,004,960
Accounts and accrued expenses payable	24,917,669	1,265,955	23,211,401
Derivative financial instruments	15,895,245	807,566	17,745,979
Total current liabilities	447,776,294	22,749,508	389,127,185
Long-term liabilities:
Long-term debt, net of current portion	1,890,490,407	96,047,351	1,880,665,604
Employee benefits	1,080,542,046	54,897,502	1,258,436,122
Provisions for sundry creditors	101,753,256	5,169,627	87,677,423
Other liabilities	9,528,385	484,095	14,194,237
Deferred taxes	4,512,312	229,250	4,253,928
Total long-term liabilities	3,086,826,406	156,827,825	3,245,227,314
Total liabilities	3,534,602,700	179,577,333	3,634,354,499
Controlling interest:
Certificates of Contribution "A"	356,544,447	18,114,427	356,544,447
Mexican Government contributions	43,730,591	2,221,755	43,730,591
Legal reserve	1,002,130	50,914	1,002,130
Accumulated other comprehensive result	71,947,067	3,655,308	(151,887,182)
Accumulated deficit:
From prior years	(1,752,732,435)	(89,048,485)	(1,471,862,579)
Net loss for the year	(180,374,350)	(9,164,013)	(280,844,899)
Total controlling interest	(1,459,882,550)	(74,170,094)	(1,503,317,492)
Total non-controlling interest	477,118	24,240	965,107
Total equity (deficit)	(1,459,405,432)	(74,145,854)	(1,502,352,385)
Total liabilities and equity (deficit)	$ 2,075,197,268	$ 105,431,479	$ 2,132,002,114